Impairment (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Impairment losses reversals	$ 1,519	$ 1,531	$ 2,680
Property Plant And Equipment And Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Impairment losses reversals	(1,650)	(1,711)	(3,147)
Property Plant And Equipment And Intangible Assets [Member] | Producing Properties Relating To Oil And Gas Activities In Brazil Several Cgus [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	13,299	7,998	8,332
Recoverable amount	11,810	7,000	6,108
Impairment losses reversals	$ (1,607)	$ (1,129)	$ (2,217)
Business segment	E&P	E&P	E&P
Property Plant And Equipment And Intangible Assets [Member] | Second Refining Unit In R N E S T [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 1,069	$ 414	$ 943
Recoverable amount	1,388		455
Impairment losses reversals	$ 328	$ (421)	$ (486)
Business segment	RT&M	RT&M	RT&M
Property Plant And Equipment And Intangible Assets [Member] | Oil And Gas Exploratory Assets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 218	$ 200
Impairment losses reversals	$ (208)	$ (224)
Business segment	E&P	E&P
Property Plant And Equipment And Intangible Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Impairment losses reversals	$ (163)	$ 63	$ (80)
Business segment	Several	Several	Several
Property Plant And Equipment And Intangible Assets [Member] | Oil And Gas Production And Drilling Equipment In Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount			$ 371
Impairment losses reversals			$ (364)
Business segment			E&P